UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    TCS Capital Management, LLC
Address: 888 Seventh Avenue
         Suite 1504
         New York, New York  10019

13F File Number:  28-10918

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kenneth Berkow
Title:     Chief Financial Officer
Phone:     212.621.8760

Signature, Place, and Date of Signing:

     Kenneth Berkow     New York, New York     February 17, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     16

Form13F Information Table Value Total:     $203,122 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN TOWER CORP            CL A             029912201     5864   200000 SH       SOLE                   200000
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109     6736   400000 SH       SOLE                   400000
CARNIVAL CORP                  PAIRED CTF       143658300     4866   200100 SH       SOLE                   200100
CROWN CASTLE INTL CORP         COM              228227104     2285   130000 SH       SOLE                   130000
DOLAN MEDIA CO                 COM              25659P402    19805  3005246 SH       SOLE                  3005246
ELECTRONIC ARTS INC            COM              285512109    10586   660000 SH       SOLE                   660000
INFORMATION SERVICES GROUP I   *W EXP 01/31/201 45675Y112    13530  3979300 SH       SOLE                  3979300
INFORMATION SERVICES GROUP I   COM              45675Y104    15621  4594300 SH       SOLE                  4594300
LEAP WIRELESS INTL INC         COM NEW          521863308     8333   309900 SH       SOLE                   309900
MOVE INC COM                   COM              62458M108    24352 15220201 SH       SOLE                 15220201
NETFLIX INC                    COM              64110L106    20923   700000 SH       SOLE                   700000
PRICELINE COM INC              COM NEW          741503403     7733   105000 SH       SOLE                   105000
SCRIPPS NETWORKS INTERACT IN   CL A COM         811065101     5016   228000 SH       SOLE                   228000
TW TELECOM INC                 COM              87311L104      847   100000 SH       SOLE                   100000
UNITED STATES CELLULAR CORP    COM              911684108    45101  1043040 SH       SOLE                  1043040
WARNER MUSIC GROUP CORP        COM              934550104    11524  3815844 SH       SOLE                  3815844